License and Acquisition Agreements - Primatope Stock Purchase Option Agreement (Details) $ in Thousands	1 Months Ended		3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($)	Sep. 30, 2017 USD ($) item	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
License and Acquisition Agreements
Research and development			$ 20,644	$ 14,008		$ 50,475	$ 26,426	$ 56,357	$ 17,439
Primatope Agreement
License and Acquisition Agreements
Percentage of capital stock available to purchase in call option		100.00%
Upfront payment for initial option period		$ 500
Payment for extension of option period	$ 250				$ 600
Duration of option period	3 months
Upfront consideration payable on exercise of call option to acquire all outstanding equity		$ 10,000		10,000			10,000
Research and development			$ 250	500		$ 500	500	$ 500
Maximum | Primatope Agreement
License and Acquisition Agreements
Number of extensions allowed for initial option period | item		3
Total aggregate extension payments		$ 800
Milestone payments payable on exercise of call option to acquire all outstanding equity		$ 10,000		$ 10,000			$ 10,000